Derivative financial instruments - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
PPA Adelanta
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	$ 1,065,826
PPA Adelanta | Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	54,857
PPA Adelanta | Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	92,913
PPA Adelanta | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	361,000
PPA Adelanta | Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	557,056
PPA EnergyaVM
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	105,750
PPA EnergyaVM | Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	30,750
PPA EnergyaVM | Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	30,000
PPA EnergyaVM | Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	$ 45,000